CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total Bona Film Group Limited's equity	Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated profit	Accumulated other comprehensive income	Noncontrolling interests	Total
Balance at Dec. 31, 2012	$ 185,708	$ 15	$ 176,135	$ 2,543	$ 550	$ 6,465	$ 3,937	$ 189,645
Balance (in shares) at Dec. 31, 2012		29,737,257
Increase (Decrease) in Stockholders' Equity
Exercise of options	1,848		1,848					1,848
Exercise of options (in shares)		349,147
Net income	5,238				5,238		(1,071)	4,167
Share-based compensation expenses	2,786		2,786					2,786
Foreign currency translation adjustments	1,827					1,827	12	1,839
Acquisition of noncontrolling interests (Note 19)	339		339				(1,065)	(726)
Capital contribution by a noncontrolling shareholder (Note 19)							48	48
Balance at Sep. 30, 2013	197,746	15	181,108	2,543	5,788	8,292	1,861	199,607
Balance (in shares) at Sep. 30, 2013		30,086,404
Balance at Dec. 31, 2013	201,060	15	182,782	3,534	5,216	9,513	1,796	202,856
Balance (in shares) at Dec. 31, 2013		30,160,235						30,160,235
Increase (Decrease) in Stockholders' Equity
Exercise of options	1,889		1,889					1,889
Exercise of options (in shares)		277,843
Net income	7,985				7,985		(422)	7,563
Share-based compensation expenses	7,189		7,189					7,189
Foreign currency translation adjustments	(1,456)					(1,456)	(2)	(1,458)
Acquisition of noncontrolling interests (Note 19)							803	803
Balance at Sep. 30, 2014	$ 216,667	$ 15	$ 191,860	$ 3,534	$ 13,201	$ 8,057	$ 2,175	$ 218,842
Balance (in shares) at Sep. 30, 2014		30,438,078						30,438,078